Mineral Stream Interests - Additional Information (Detail) - USD ($) $ in Thousands		Sep. 30, 2026	Jun. 30, 2026		Jun. 16, 2026	Apr. 01, 2026	Feb. 16, 2026	Dec. 31, 2025		Aug. 08, 2012
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid			$ 46,352	[1]				$ 46,352	[1]	$ 455,000
Upfront cash consideration to be paid	[1],[2]		322,000					$ 322,000
Total contractual obligations			4,622,997
BHP Antamina PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid						$ 4,300,000
Jervois PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid					$ 16,000
Upfront cash consideration to be paid		$ 16,000
Silver [member] | BHP Antamina PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						67.50%	33.75%
Silver [member] | Glencore Antamina Pmpa [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						33.75%
Gold And Silver [Member] | Jervois PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid			275,000
Total contractual obligations			$ 243,000

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 24 for details of when the remaining upfront consideration to be paid becomes due.